FINANCIAL ASSETS AND LIABILITIES - Summary of foreign currency-related hedging instruments and interest rate swaps (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Sep. 15, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Principal	R$ (56,904,654)		R$ (52,987,216)	R$ (45,659,037)
Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount		R$ (1,500,000)
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(5,534,375)
Principal	(4,732,878)		(4,581,685)
Accumulated fair value adjustment of Debt	297,429		(960,368)
Notional amount of derivatives	5,534,375
Hedging instrument, assets	(695,276)		(565,806)
Derivative hedging instruments accumulated fair value adjustment	147,616		1,471,612
Notional amount of hedging instruments
Net currency and interest rate instruments	(5,428,154)		(5,147,491)
Net accumulated fair value adjustment of currency and interest rate instruments	445,045		511,244
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Swaps senior notes due 2028 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	2,791,600
Hedging instrument, assets	(460,939)		(418,674)
Derivative hedging instruments accumulated fair value adjustment	42,265		685,200
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Swaps senior notes due 2032 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	2,259,375
Hedging instrument, assets	(239,630)		(128,986)
Derivative hedging instruments accumulated fair value adjustment	110,644		804,558
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Swap PPE 1 | Moove [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives
Hedging instrument, assets			(11,079)
Derivative hedging instruments accumulated fair value adjustment			(11,079)
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Swap PPE 2 | Moove [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives
Hedging instrument, assets			(7,067)
Derivative hedging instruments accumulated fair value adjustment			(7,067)
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Swap exchange rate and interest [member] | Rumo Malha Norte SA [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	483,400
Hedging instrument, assets	5,293
Derivative hedging instruments accumulated fair value adjustment	(5,293)
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Senior notes due 2028 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(2,791,600)
Principal	(2,178,449)		(2,196,083)
Accumulated fair value adjustment of Debt	167,874		(336,161)
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | Senior Notes Due 2032 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(2,259,375)
Principal	(2,066,885)		(2,124,051)
Accumulated fair value adjustment of Debt	126,408		(629,220)
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | PPE 1 [member] | Moove [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount
Principal			(156,884)
Accumulated fair value adjustment of Debt			2,389
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | PPE 2 [member] | Moove [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount
Principal			(104,667)
Accumulated fair value adjustment of Debt			2,624
Fair value hedges [member] | FX rate risk | Designated as Hedging Instruments [Member] | NCE US Dollar [Member] | Rumo Malha Norte SA [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(483,400)
Principal	(487,544)
Accumulated fair value adjustment of Debt	3,147
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(9,488,675)
Principal	(9,768,167)		(8,328,215)
Accumulated fair value adjustment of Debt	442,763		(296,984)
Notional amount of derivatives	9,488,675
Hedging instrument, assets	490,258		(25,389)
Derivative hedging instruments accumulated fair value adjustment	(889,431)		20,396
Notional amount of hedging instruments
Net currency and interest rate instruments	(9,277,909)		(8,353,604)
Net accumulated fair value adjustment of currency and interest rate instruments	(446,668)		(276,588)
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Swaps 5th issue - single series [member] | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives
Hedging instrument, assets			221,000
Derivative hedging instruments accumulated fair value adjustment	(221,000)		1,248
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project VIII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	1,000,000
Hedging instrument, assets	(56,085)		(90,193)
Derivative hedging instruments accumulated fair value adjustment	34,108		(61,242)
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Swaps Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	7,485,276
Hedging instrument, assets	559,964		(148,662)
Derivative hedging instruments accumulated fair value adjustment	(708,626)		72,856
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Swaps Finem [member] | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	28,107
Hedging instrument, assets	1,600		(558)
Derivative hedging instruments accumulated fair value adjustment	(2,158)		558
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Swaps CCB [member] | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	975,292
Hedging instrument, assets	(15,221)		(6,976)
Derivative hedging instruments accumulated fair value adjustment	8,245		6,976
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Swaps 5th issue - single series [member] | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount
Principal			(907,366)
Accumulated fair value adjustment of Debt			(33,892)
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | BNDES Project VIII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(1,000,000)
Principal	(803,990)		(851,689)
Accumulated fair value adjustment of Debt	54,807		70,260
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Swaps Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(7,485,276)
Principal	(7,973,671)		(5,755,679)
Accumulated fair value adjustment of Debt	397,073		(327,290)
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | Finem [member] | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(28,107)
Principal	(36,301)		(28,115)
Accumulated fair value adjustment of Debt	971		(1,644)
Fair value hedges [member] | Swap agreements (interest) [member] | Designated as Hedging Instruments [Member] | CCB [member] | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount	(975,292)
Principal	(954,205)		(785,366)
Accumulated fair value adjustment of Debt	R$ (10,088)		R$ (4,418)